UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Municipal Bonds and Notes—97.2%		Principal Amount	Fair Value
Alabama—0.5%
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	$8,375,000	$8,811,505	(a,b)
Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,500,000	2,723,375
Arizona—3.4%
Apache County Industrial Development Authority
4.50%	03/01/30	4,000,000	3,701,600
Arizona Health Facilities Authority
5.00%	02/01/42	2,000,000	1,793,900
City of Phoenix AZ
5.00%	07/01/19	5,000,000	5,634,800
Glendale Western Loop 101 Public Facilities Corp.
6.25%	07/01/38	10,000,000	10,147,700	(a)
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000,000	5,133,400
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750,000	4,752,328
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,940,539	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,643,800	(c)
5.00%	12/01/28	2,470,000	2,729,078
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,092,240
			55,569,385
California—8.6%
Bay Area Toll Authority
4.00%	04/01/31	4,000,000	3,921,000
5.00%	04/01/31	10,000,000	11,127,400	(a,c)
California Educational Facilities Authority
5.00%	10/01/32	5,255,000	6,173,206
5.25%	10/01/39	6,000,000	6,308,760
6.13%	10/01/36	1,500,000	1,705,275
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,641,250
6.00%	07/01/39	5,000,000	5,415,000
6.50%	10/01/33	3,500,000	3,953,355
California State Department of Water Resources
5.00%	05/01/21	5,300,000	6,330,532	(c)
5.00%	12/01/21	1,285,000	1,549,209
California State Public Works Board
5.00%	10/01/28	1,500,000	1,588,080
5.13%	10/01/31	2,000,000	2,125,920
6.00%	04/01/26	8,475,000	9,851,933
Coast Community College District (AGMC Insured)
5.00%	08/01/33	8,750,000	9,110,675	(b)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	2,600,000	2,716,948	(b)
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	8,831,360

Marin Water District Financing Authority
5.00%	07/01/44	6,000,000	6,240,900
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000,000	5,218,350
Newport Mesa Unified School District
3.98%	08/01/41	5,000,000	882,350
San Diego Community College District
5.00%	08/01/41	10,000,000	10,366,300	(c)
State of California
5.00%	02/01/31 - 09/01/41	18,220,000	18,860,422
5.25%	04/01/35	4,500,000	4,781,790
University of California
5.00%	05/15/38	4,000,000	4,215,240	(d)
University of California (AMBAC Insured)
5.00%	05/15/34	2,225,000	2,224,911	(b)
			139,140,166
Colorado—2.1%
Colorado Health Facilities Authority
5.00%	02/01/41	5,000,000	5,051,600
Metro Wastewater Reclamation District
5.00%	04/01/27	4,000,000	4,490,720
Regional Transportation District
4.25%	11/01/36	8,405,000	8,175,628
5.00%	11/01/27 - 11/01/28	12,090,000	13,685,515
5.38%	06/01/31	2,500,000	2,642,225
			34,045,688
Connecticut—3.1%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500,000	5,613,135
South Central Connecticut Regional Water Authority
5.00%	08/01/33 - 08/01/43	17,790,000	18,514,335
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000,000	3,062,700	(b)
State of Connecticut
5.00%	01/01/22 - 01/01/24	9,705,000	11,227,939
State of Connecticut Special Tax Revenue
5.00%	11/01/26	10,000,000	10,964,900
Town of Fairfield CT
5.00%	08/01/21	1,000,000	1,194,750
			50,577,759
Delaware—1.7%
City of Wilmington
5.00%	10/01/25	5,000,000	5,778,550
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	10,584,860
Delaware State Health Facilities Authority
5.00%	10/01/40	6,800,000	6,920,360
State of Delaware
5.00%	07/01/28	3,000,000	3,375,450
			26,659,220
District of Columbia—1.8%
District of Columbia
5.00%	04/01/30 - 10/01/30	7,215,000	7,523,923
5.50%	04/01/36	15,000,000	15,637,050
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000,000	5,472,050
			28,633,023

Florida—1.6%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,083,090
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,524,370
Hillsborough County Industrial Development Authority
5.00%	10/01/18	1,075,000	1,075,000	(a)
5.00%	10/01/18	3,925,000	3,925,000
5.25%	10/01/15 - 10/01/24	5,265,000	5,265,000	(a)
5.25%	10/01/24	4,325,000	4,325,000
			25,197,460
Georgia—6.3%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,303,918
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,546,770
Augusta Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400,000	5,582,250	(b)
City of Atlanta Department of Aviation
5.00%	01/01/25	10,000,000	11,080,200
City of Atlanta Department of Aviation (AGMC Insured)
5.25%	01/01/33	4,000,000	4,084,640	(b)
City of Atlanta Water & Wastewater Revenue
6.25%	11/01/39	10,000,000	11,123,200
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	11,248,080	(b)
County of Fulton Water & Sewerage Revenue (FGIC Insured)
5.00%	01/01/30	5,000,000	5,058,600	(a,b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,107,325
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520,000	2,675,434	(a,b)
4.85%	03/01/23	2,290,000	2,429,484	(a,b)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865,000	1,910,282	(b)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490,000	2,897,663
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	3,100,000	3,288,449	(b,e)
State of Georgia
4.00%	07/01/32	3,350,000	3,411,807
4.50%	01/01/29	3,000,000	3,248,550
5.00%	08/01/22	4,460,000	5,148,267	(a)
5.00%	08/01/22 - 01/01/26	4,790,000	5,371,399
			101,516,318
Hawaii—1.8%
City & County of Honolulu
5.00%	04/01/33	10,000,000	10,635,900
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	18,090,210
			28,726,110
Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,411,960
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625,000	18,948,589	(b)
			23,360,549

Illinois—2.3%
City of Chicago O’Hare International Airport Revenue
5.63%	01/01/35	5,000,000	5,175,250
5.75%	01/01/39	11,500,000	11,968,165
Illinois Finance Authority
5.00%	08/15/43	1,000,000	1,007,780
5.50%	08/15/43	5,000,000	5,226,200	(a)
Metropolitan Pier & Exposition Authority (MBIA Insured)
0.00%	06/15/22	4,305,000	3,968,306	(b)
5.40%	06/15/19	4,000,000	4,449,880	(b)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000,000	4,794,240	(b)
			36,589,821
Indiana—1.1%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,790,800
5.75%	01/01/34	2,000,000	2,015,020
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000,000	7,427,630
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000,000	5,235,450
			17,468,900
Iowa—0.4%
Iowa Finance Authority
5.00%	12/01/19	7,000,000	6,818,630
Kentucky—1.5%
Kentucky Economic Development Finance Authority
6.38%	06/01/40	3,500,000	3,658,655
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	11,542,943	(b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040,000	8,725,651
			23,927,249
Louisiana—1.1%
Louisiana Public Facilities Authority
5.00%	07/01/42	6,215,000	6,176,964
State of Louisiana
5.00%	09/01/19	10,050,000	11,851,764
			18,028,728
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790,000	2,031,847
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,034,290
6.00%	07/01/34	1,250,000	1,395,425
			4,461,562
Maryland—4.1%
County of Baltimore
5.00%	02/01/23	7,525,000	8,918,780
County of Montgomery
5.00%	07/01/21	10,905,000	13,110,972
County of Prince George’s
5.00%	10/01/22 - 09/15/25	15,610,000	16,961,370
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,027,960

Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300,000	3,296,976
5.13%	11/15/34	7,200,000	7,241,040	(a)
State of Maryland
5.00%	11/01/18	4,000,000	4,707,680
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	9,179,617
			66,444,395
Massachusetts—4.8%
Massachusetts Department of Transportation
5.00%	01/01/37	5,000,000	5,096,250
Massachusetts Development Finance Agency
5.00%	01/01/40 - 07/01/43	12,000,000	12,442,640
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000,000	20,693,840
5.50%	11/15/36	4,000,000	4,448,840
5.75%	07/01/39	7,500,000	7,753,425
Massachusetts School Building Authority
5.00%	08/15/28 - 05/15/43	9,000,000	9,740,010
Massachusetts Water Resources Authority
5.00%	08/01/41	3,000,000	3,136,110
6.50%	07/15/19	12,260,000	14,252,740	(e)
			77,563,855
Michigan—1.0%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,592,400
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,445,200	(b)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	7,095,000
			16,132,600
Minnesota—1.2%
St Paul Port Authority
5.00%	12/01/22	9,630,000	11,263,248
State of Mississippi
5.50%	09/01/14	7,500,000	7,858,125
			19,121,373
Missouri—1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	5,000,000	5,127,450
Metropolitan St Louis Sewer District
5.00%	05/01/34	3,000,000	3,211,440
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,421,083
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500,000	4,680,855
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	540,729
5.00%	01/01/24	4,475,000	4,635,742	(a)
			23,617,299
Nevada—0.1%
City of Las Vegas (AGMC Insured)
5.55%	06/01/16	1,475,000	1,484,145

New Jersey—6.5%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500,000	9,213,110	(b)
Essex County Improvement Authority (AGMC Insured)
5.25%	12/15/17	9,765,000	9,846,342	(b)
5.25%	12/15/17	235,000	237,376	(a,b)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000,000	5,455,750
New Jersey Educational Facilities Authority
6.00%	12/01/17	10,000,000	11,767,200	(c,e)
New Jersey Healthcare Facilities Financing Authority
5.63%	07/01/37	2,000,000	2,053,440
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	7,829,475
New Jersey Institute of Technology
5.00%	07/01/42	2,000,000	2,049,680
New Jersey State Turnpike Authority
5.00%	01/01/38	5,000,000	5,131,450
5.25%	01/01/40	10,000,000	10,280,300	(c)
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	5,540,000	6,277,562	(b,e)
6.50%	01/01/16	5,135,000	5,783,499	(b)
6.50%	01/01/16	14,500,000	15,268,645	(b,c,e)
New Jersey Transportation Trust Fund Authority
5.25%	06/15/36	6,100,000	6,394,508
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	4,610,000	4,912,416	(b,e)
5.75%	12/15/14	1,390,000	1,480,837	(b)
			103,981,590
New Mexico—1.5%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	9,200,000	10,740,420
5.00%	12/15/26	12,000,000	12,863,040	(c)
			23,603,460
New York—8.0%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500,000	4,739,670
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,377,950
Metropolitan Transportation Authority
5.00%	11/15/29	17,170,000	18,689,201
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	11,044,800	(c)
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 11/01/30	10,220,000	11,622,049
New York City Water & Sewer System
5.00%	06/15/34	4,500,000	4,810,050
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,039,550
5.13%	01/15/44	5,000,000	5,119,550
New York State Dormitory Authority
5.00%	07/01/23 - 03/15/25	7,565,000	8,432,339
5.50%	07/01/36 - 05/01/37	4,000,000	4,217,555
6.00%	07/01/40	2,000,000	2,169,060
6.50%	12/01/21	4,500,000	4,672,800
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	10,614,690

Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000,000	11,097,000	(c)
5.00%	11/15/38	10,000,000	10,394,300
Westchester County Healthcare Corp.
5.00%	11/01/30	4,500,000	4,489,560
6.13%	11/01/37	2,500,000	2,731,150
			128,261,274
North Carolina—2.2%
City of Charlotte
5.00%	06/01/23	4,320,000	5,004,634
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,205,050
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,351,300
North Carolina Medical Care Commission
4.75%	11/01/43	4,000,000	3,791,560
North Carolina State University at Raleigh
5.00%	10/01/42	2,500,000	2,636,800
North Carolina Turnpike Authority
5.00%	07/01/30	3,230,000	3,514,854
State of North Carolina
4.75%	05/01/30	4,130,000	4,356,324
Town of Cary Combined Utility Systems Revenue
4.00%	12/01/37	2,225,000	2,144,655
University of North Carolina at Greensboro
5.00%	04/01/36	4,000,000	4,180,360
			36,185,537
Ohio—5.2%
American Municipal Power Inc.
5.00%	02/15/38	5,000,000	5,040,650
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,651,025
City of Cleveland Airport System Revenue
5.00%	01/01/29 - 01/01/31	4,225,000	4,246,730
City of Columbus
5.00%	07/01/26 - 08/15/30	28,790,000	32,827,228
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	716,499
4.75%	06/01/31	5,000,000	5,218,150
County of Franklin
4.50%	12/01/37	1,750,000	1,651,388
County of Hamilton Sewer System Revenue (MBIA Insured)
5.00%	12/01/19	4,250,000	4,282,895	(a,b)
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,966,932
Northeast Ohio Regional Sewer District
5.00%	11/15/38	13,000,000	13,636,870
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,313,800
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,270,480
			83,822,647

Oklahoma—1.2%
Claremore Public Works Authority (AGMC Insured)
5.25%	06/01/34	6,315,000	6,587,745	(a,b)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000,000	8,467,830	(b)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,842,580
			18,898,155
Pennsylvania—5.0%
Allentown Neighborhood Improvement Zone Development Authority
5.00%	05/01/42	6,000,000	5,295,720
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 01/01/41	20,000,000	20,241,000
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750,000	1,958,933
Pennsylvania Turnpike Commission
4.97%	12/01/34	12,000,000	11,271,600	(c,f)
5.00%	06/01/29	10,000,000	10,332,600	(c)
5.00%	12/01/32 - 12/01/43	4,000,000	4,069,890
5.25%	06/01/39	9,500,000	9,605,830
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000,000	12,141,960	(b,c)
Westmoreland County Municipal Authority
5.00%	08/15/37	5,000,000	5,081,500
			79,999,033
Puerto Rico—2.1%
Commonwealth of Puerto Rico
6.00%	07/01/39	10,000,000	7,210,000	(c)
Puerto Rico Electric Power Authority
5.75%	07/01/36	5,000,000	3,729,150
6.75%	07/01/36	5,000,000	4,086,250
Puerto Rico Sales Tax Financing Corp.
6.00%	08/01/42	5,000,000	4,084,150
6.50%	08/01/44	5,000,000	4,385,450
7.65%	08/01/32	15,000,000	11,133,150	(f)
			34,628,150
Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,411,917
6.50%	09/15/28	1,000,000	1,120,290
			2,532,207
South Carolina—4.7%
Berkeley County School District
5.25%	12/01/24	15,000,000	15,094,500	(c)
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850,000	24,102,953	(a)
Georgetown County School District
5.00%	03/01/18	3,640,000	4,173,406
Greenville County School District
5.25%	12/01/21	2,000,000	2,016,280	(a)
Lexington County Health Services District Inc.
5.50%	11/01/13	1,920,000	1,928,122
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,559,950

Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,062,045	(b)
South Carolina State Public Service Authority
5.00%	12/01/30	3,755,000	3,971,175
5.50%	01/01/38	14,970,000	15,927,182
			75,835,613
Tennessee—1.0%
County of Shelby
5.00%	03/01/21	3,500,000	4,080,650
Metropolitan Government of Nashville & Davidson County
5.00%	05/15/25	10,000,000	11,498,100	(a)
State of Tennessee
5.00%	05/01/19	1,000,000	1,172,660	(a)
			16,751,410
Texas—4.5%
City of Austin Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450,000	6,231,421	(b)
City of Houston Utility System Revenue
5.00%	11/15/33	5,470,000	5,819,587
5.25%	11/15/30 - 11/15/31	12,000,000	13,271,260
City of Houston Utility System Revenue (AGMC Insured)
5.25%	05/15/22	10,000,000	10,299,000	(b)
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,372,300
North Texas Tollway Authority
5.00%	09/01/31	3,500,000	3,706,010
5.75%	01/01/38 - 01/01/40	21,475,000	22,464,029	(c)
6.00%	01/01/38	5,000,000	5,462,100
			72,625,707
Utah—1.0%
County of Utah Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	12,480,000	11,498,636	(b)
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,251,920
			15,750,556
Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700,000	5,738,532
Virginia—1.0%
City of Richmond
5.00%	01/15/38	9,000,000	9,519,840
Virginia College Building Authority
4.38%	02/01/28	845,000	868,939
Virginia Resources Authority
5.25%	11/01/38	5,000,000	5,286,850
			15,675,629
Washington—0.8%
County of King
5.50%	12/01/13	10,000,000	10,085,539	(e)
Port of Seattle
5.00%	08/01/31	3,000,000	3,157,230
			13,242,769

Total Municipal Bonds and Notes (Cost $1,518,774,333)			1,564,151,384

Short-Term Investments—1.7%
Time Deposit—1.7%
State Street Corp.
0.00%	10/01/13	$26,993,397	$26,993,397	(g)
(Cost $26,993,397)

Total Investments (Cost $1,545,767,730)			1,591,144,781

Other Assets and Liabilities, net—1.1%			17,018,505

NET ASSETS—100.0%			$1,608,163,286

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pre-refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC, FSA or MBIA. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2013 (as a percentage of net assets) as follows:

AGMC 5.98%.

(c)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and are used to pay principal and interest on such bonds.

(f)	Coupon amount represents effective yield.

(g)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2013.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Corporations

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance Corporation

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities†
	Municipal Bonds and Notes	$—	$1,564,151,384	$—	$1,564,151,384
	Short-Term Investments	—	26,993,397	—	26,993,397

	Total Investments in Securities	$—	$1,591,144,781	$—	$1,591,144,781

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Tax-Exempt Income Fund	$1,545,767,730	$70,493,824	$(25,116,773)	$45,377,051

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 21, 2013